Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.59%
Communication services: 4.83%
Diversified telecommunication services: 1.56%
AT&T, Inc.	78,124	$1,503,887
Liberty Global Ltd. Class A†	1,202	23,427
Liberty Global Ltd. Class C†	1,247	25,077
Verizon Communications, Inc.	30,466	1,234,482
		2,786,873
Interactive media & services: 0.09%
Alphabet, Inc. Class C	941	162,934
Media: 2.03%
Comcast Corp. Class A	87,706	3,619,627
Wireless telecommunication services: 1.15%
T-Mobile U.S., Inc.	11,254	2,051,379
Consumer discretionary: 6.16%
Broadline retail: 1.38%
Coupang, Inc.†	49,084	1,018,493
Macy’s, Inc.	83,889	1,449,602
		2,468,095
Distributors: 1.13%
Genuine Parts Co.	13,738	2,020,997
Hotels, restaurants & leisure: 1.84%
Chipotle Mexican Grill, Inc.†	55,286	3,003,135
Texas Roadhouse, Inc. Class A	1,601	279,551
		3,282,686
Household durables: 0.02%
SharkNinja, Inc.	388	29,818
Specialty retail: 1.35%
Abercrombie & Fitch Co. Class A†	3,550	523,554
Murphy USA, Inc.	2,340	1,181,513
ODP Corp.†	11,777	497,578
TJX Cos., Inc.	1,808	204,340
		2,406,985
Textiles, apparel & luxury goods: 0.44%
Skechers USA, Inc. Class A†	11,911	775,764
Consumer staples: 8.17%
Beverages: 0.74%
Coca-Cola Co.	8,806	587,713
PepsiCo, Inc.	4,281	739,200
		1,326,913
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 3.92%
Andersons, Inc.	7,334	$399,923
Costco Wholesale Corp.	1,025	842,550
Kroger Co.	1,868	101,806
Target Corp.	7,242	1,089,269
Walmart, Inc.	66,290	4,550,146
		6,983,694
Food products: 0.57%
Mondelez International, Inc. Class A	14,930	1,020,466
Household products: 2.16%
Colgate-Palmolive Co.	38,765	3,845,100
Tobacco: 0.78%
Altria Group, Inc.	28,396	1,391,688
Energy: 6.80%
Energy equipment & services: 0.86%
Tidewater, Inc.†	5,409	535,275
Weatherford International PLC†	8,499	1,001,692
		1,536,967
Oil, gas & consumable fuels: 5.94%
Chevron Corp.	2,694	432,306
ConocoPhillips	12,752	1,418,022
CONSOL Energy, Inc.†	12,604	1,258,005
Diamondback Energy, Inc.	441	89,219
Exxon Mobil Corp.	31,553	3,741,870
HF Sinclair Corp.	1,687	86,830
International Seaways, Inc.	7,114	398,384
Marathon Petroleum Corp.	11,865	2,100,342
PBF Energy, Inc. Class A	9,718	396,009
Scorpio Tankers, Inc.	8,703	667,346
		10,588,333
Financials: 23.42%
Banks: 4.95%
Axos Financial, Inc.†	15,617	1,140,197
Bank of America Corp.	15,844	638,672
Bank of NT Butterfield & Son Ltd.	10,951	419,861
Citigroup, Inc.	63,646	4,129,352
First Citizens BancShares, Inc. Class A	546	1,139,879
JPMorgan Chase & Co.	5,475	1,165,080
OFG Bancorp	4,478	203,391
		8,836,432
Capital markets: 6.84%
BlackRock, Inc.	2,153	1,887,104
Blackstone, Inc.	2,191	311,451
Charles Schwab Corp.	13,530	882,021
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
CME Group, Inc.	9,685	$1,876,081
Goldman Sachs Group, Inc.	4,938	2,513,590
Intercontinental Exchange, Inc.	24,441	3,704,278
KKR & Co., Inc.	3,544	437,507
Morgan Stanley	4,718	486,945
S&P Global, Inc.	212	102,763
		12,201,740
Consumer finance: 0.82%
American Express Co.	4,753	1,202,699
Capital One Financial Corp.	1,738	263,133
		1,465,832
Financial services: 5.57%
Berkshire Hathaway, Inc. Class B†	13,586	5,957,461
Fiserv, Inc.†	19,576	3,202,046
Jackson Financial, Inc. Class A	8,796	774,576
		9,934,083
Insurance: 5.24%
Arch Capital Group Ltd.†	12,338	1,181,733
Chubb Ltd.	359	98,962
Markel Group, Inc.†	520	852,202
Oscar Health, Inc. Class A†	38,826	686,444
Progressive Corp.	17,389	3,723,333
Reinsurance Group of America, Inc.	12,447	2,805,927
		9,348,601
Health care: 16.40%
Biotechnology: 4.16%
ACADIA Pharmaceuticals, Inc.†	24,603	467,949
ADMA Biologics, Inc.†	42,424	520,967
Alkermes PLC†	19,652	536,893
Catalyst Pharmaceuticals, Inc.†	33,777	582,315
Gilead Sciences, Inc.	29,163	2,218,138
Regeneron Pharmaceuticals, Inc.†	2,432	2,624,590
Vertex Pharmaceuticals, Inc.†	953	472,421
		7,423,273
Health care equipment & supplies: 1.72%
Becton Dickinson & Co.	3,184	767,535
Boston Scientific Corp.†	31,084	2,296,486
		3,064,021
Health care providers & services: 6.15%
Cigna Group	12,794	4,460,884
CVS Health Corp.	6,820	411,451
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
Elevance Health, Inc.	8,067	$4,291,886
McKesson Corp.	2,923	1,803,549
		10,967,770
Life sciences tools & services: 0.43%
Thermo Fisher Scientific, Inc.	1,264	775,262
Pharmaceuticals: 3.94%
Bristol-Myers Squibb Co.	102,011	4,851,643
Eli Lilly & Co.	861	692,476
Johnson & Johnson	2,193	346,165
Merck & Co., Inc.	10,115	1,144,310
		7,034,594
Industrials: 13.57%
Aerospace & defense: 5.43%
General Dynamics Corp.	13,664	4,081,574
General Electric Co.	21,351	3,633,940
Lockheed Martin Corp.	2,785	1,509,247
TransDigm Group, Inc.	356	460,742
		9,685,503
Building products: 2.03%
Owens Corning	3,110	579,642
Trane Technologies PLC	9,103	3,042,951
		3,622,593
Construction & engineering: 0.91%
EMCOR Group, Inc.	4,298	1,613,641
Ground transportation: 1.62%
CSX Corp.	82,387	2,891,784
Industrial conglomerates: 1.33%
Honeywell International, Inc.	11,595	2,374,076
Machinery: 2.25%
Parker-Hannifin Corp.	7,166	4,021,273
Information technology: 8.59%
Communications equipment: 2.26%
Arista Networks, Inc.†	6,789	2,352,728
Motorola Solutions, Inc.	4,218	1,682,645
		4,035,373
Electronic equipment, instruments & components: 0.38%
Amphenol Corp. Class A	10,498	674,601
IT services: 0.50%
DXC Technology Co.†	43,845	891,807
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Portfolio

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 5.16%
Analog Devices, Inc.	3,505	$810,987
Broadcom, Inc.	5,680	912,662
Intel Corp.	51,119	1,571,398
Micron Technology, Inc.	24,380	2,677,412
NVIDIA Corp.	21,670	2,535,823
QUALCOMM, Inc.	2,997	542,307
Rambus, Inc.†	3,051	156,944
		9,207,533
Technology hardware, storage & peripherals: 0.29%
Hewlett Packard Enterprise Co.	10,104	201,171
Super Micro Computer, Inc.†	439	308,024
		509,195
Materials: 3.96%
Chemicals: 0.64%
Linde PLC	2,531	1,147,809
Construction materials: 1.24%
Knife River Corp.†	27,767	2,208,032
Metals & mining: 2.08%
Alpha Metallurgical Resources, Inc.	562	166,020
Freeport-McMoRan, Inc.	78,063	3,544,841
		3,710,861
Real estate: 2.76%
Industrial REITs : 0.05%
Innovative Industrial Properties, Inc.	656	80,563
Office REITs : 0.05%
Equity Commonwealth†	3,970	80,869
Real estate management & development: 0.62%
Jones Lang LaSalle, Inc.†	4,440	1,113,996
Specialized REITs : 2.04%
Equinix, Inc.	4,068	3,214,696
Weyerhaeuser Co.	13,411	425,934
		3,640,630
Utilities: 3.93%
Electric utilities: 3.30%
NRG Energy, Inc.	28,983	2,178,652
PG&E Corp.	176,687	3,224,538
Southern Co.	5,722	477,901
		5,881,091
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Gas utilities: 0.63%
National Fuel Gas Co.	19,177	$1,123,581
Total common stocks (Cost $153,152,236)		175,864,738

		Yield
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class♠∞		5.25%	2,094,587	2,094,587
Total short-term investments (Cost $2,094,587)				2,094,587
Total investments in securities (Cost $155,246,823)	99.76%			177,959,325
Other assets and liabilities, net	0.24			423,598
Total net assets	100.00%			$178,382,923

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,702,211	$5,624,664	$(6,232,288)	$0	$0	$2,094,587	2,094,587	$60,345
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	7	9-20-2024	$1,930,017	$1,945,300	$15,283	$0
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Portfolio

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Portfolio | 7

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,620,813	$0	$0	$8,620,813
Consumer discretionary	10,984,345	0	0	10,984,345
Consumer staples	14,567,861	0	0	14,567,861
Energy	12,125,300	0	0	12,125,300
Financials	41,786,688	0	0	41,786,688
Health care	29,264,920	0	0	29,264,920
Industrials	24,208,870	0	0	24,208,870
Information technology	15,318,509	0	0	15,318,509
Materials	7,066,702	0	0	7,066,702
Real estate	4,916,058	0	0	4,916,058
Utilities	7,004,672	0	0	7,004,672
Short-term investments
Investment companies	2,094,587	0	0	2,094,587
	177,959,325	0	0	177,959,325
Futures contracts	15,283	0	0	15,283
Total assets	$177,974,608	$0	$0	$177,974,608
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of July 31, 2024, $275,000 was segregated as cash collateral for these open futures contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Large Company Value Portfolio